Notes Payable and Convertible Debt (Details Narrative) - USD ($)						1 Months Ended	3 Months Ended	12 Months Ended		26 Months Ended
	Oct. 29, 2021	Feb. 28, 2021	Jun. 29, 2020	May 01, 2020	Aug. 28, 2018	Mar. 31, 2021	Oct. 31, 2017	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2024	Dec. 31, 2022	Oct. 01, 2021	Aug. 31, 2020
Short-Term Debt [Line Items]
Balance on notes payable								$ 2,601,370				$ 2,601,370
Convertible Debt									$ 81,464
Secured Convertible Note [Member]
Short-Term Debt [Line Items]
Principal amount								935,000			$ 935,000
Shares issued upon note conversion						69,910
Series A Notes [Member]
Short-Term Debt [Line Items]
Principal amount							$ 821,500
Interest rate							10.00%
Maturity date							Dec. 31, 2021
Debt carry amount								771,500				771,500
Balance on notes payable								771,500			771,500	771,500
Interest expense, debt								318,909
Accrued interest											318,909
Series B Notes [Member]
Short-Term Debt [Line Items]
Principal amount									$ 38,893,733	$ 8,802,828
Interest rate									8.00%
Maturity date										Dec. 21, 2021
Balance on notes payable								185,095
Debt instrument, interest rate, effective percentage										8.00%
Additional principal amount									$ 3,552,114
Loss on extinguishment									71,812
Convertible notes	$ 185,095
Convertible notes shares	488,226
Accrued interest								64,799				49,992
Series B Convertible Notes [Member]
Short-Term Debt [Line Items]
Principal amount									$ 38,893,733	$ 8,802,828
Shares issued upon note conversion	488,226
Interest rate									8.00%	8.00%
Maturity date		Dec. 21, 2021
Balance on notes payable								185,095	$ 0
Convertible Debt									0
Additional principal amount									3,552,114
Loss on extinguishment									$ 71,812
Note amount converted	$ 185,095
Accrued interest											75,915
P P P Loan [Member]
Short-Term Debt [Line Items]
Debt instrument, description				the Company entered into a Promissory Note with Cross River Bank, which provided for a loan in the aggregate amount of $493,225, pursuant to the Paycheck Protection Program, (“PPP”). The PPP, established under Division A, Title I of the Coronavirus Aid, Relief and Economic Security Act (“CARES Act”) enacted on March 27, 2020, provided for loans to qualifying businesses for amounts up to 2.5 times of the average monthly payroll expenses of the qualifying business. The loans and accrued interest were forgivable after eight weeks as long as the borrower utilized the loan proceeds for eligible purposes, including payroll, benefits, rent and utilities (“Qualified Expenses”), and maintained its payroll levels. On August 24, 2021, the PPP loan and accrued interest was forgiven by the U.S. Small Business Administration (“SBA”) in full. The Company recorded the full amount related to the forgiveness of the PPP loan as a gain on extinguishment of debt during the third quarter of fiscal year 2021.
Short Term Loans [Member]
Short-Term Debt [Line Items]
Principal amount			$ 150,000											$ 37,199
Interest rate			3.75%
Accrued interest								5,253			6,378	3,764
Balance of loan amount								150,000			150,000	150,000
Debt term			30 years
Short Term Loans [Member] | Note Payable Agreements [Member]
Short-Term Debt [Line Items]
Principal amount														$ 37,199
Balance of loan amount								13,000			13,000	13,000
Notes Payable [Member]
Short-Term Debt [Line Items]
Principal amount					$ 12,674,635
Interest rate					0.00%
Maturity date									Jun. 30, 2022
Debt instrument, interest rate, effective percentage													4.10%
Accrued interest								242,381				$ 164,846
Notes Payable [Member] | Tin Bu LLC [Member]
Short-Term Debt [Line Items]
Principal amount					$ 12,674,635
Interest rate					0.00%
Maturity date					Jan. 25, 2022				Jun. 30, 2022
Balance on notes payable								$ 2,336,081			2,336,081
Debt instrument, interest rate, effective percentage									4.10%
Accrued interest											$ 323,273